Annual Notice of Securities Sold Pursuant to Rule 24F-2

               U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.

  1.           Name and address of issuer:

               Penn Series Funds, Inc.
               600 Dresher Road
               Horsham, Pennsylvania  19044

  _________________________________________________________________

  2. Name of each series or class of funds for which this notice is filed:

               See attached Tables A, B and C


  _________________________________________________________________

  3.           Investment Company Act File Number:  811-3459

               Securities Act File Number:  2-77284

  _________________________________________________________________

  4. Last day of fiscal year for which this notice is filed:

               December 31, 1995

  _________________________________________________________________

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               N/A                                               [ ]




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  6.           Date of termination of issuer's declaration under
               rule 24f-2(a)(1), if applicable (see Instruction
               A.6):

               N/A
  _________________________________________________________________

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
               24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None
  _________________________________________________________________

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None
  _________________________________________________________________

  9. Number and aggregate sale price of securities sold during the fiscal year:

               36,556,379 shares at $194,675,801*

  * During the fiscal year, Penn Series sold its shares to unregistered separate accounts of The Penn Mutual Life Insurance Company ("Penn Mutual"), in reliance upon registration pursuant to Rule 24f-2. For each series, Table A, which is attached to this Rule 24f-2 Notice, shows the number and aggregate price of securities sold, the number and aggregate price of securities redeemed, the net number and net aggregate price of securities sold, and the registration fees. During the fiscal year, Penn Series also sold its shares to registered separate accounts of Penn Mutual (Penn Mutual Variable Account III-File No. 2-77283, Penn Mutual Variable Life Account I - file No. 33-87276 and File No. 33-54662, and PIA Variable Account I - file No. 33-83120). Concurrent with the filing of this Rule 24f-2 Notice, Penn Mutual is filing Rule 24f-2 Notices on behalf of the registered separate accounts and is paying registration fees under Rule 24f-2 with respect to sales of securities of the registered separate accounts which relate to the sales of each series by Penn Series to the registered separate account. Table B, which is attached to this Rule 24f-2 Notice, shows for each series of Penn Series sold to the registered separate accounts during the fiscal year (relating to the sales of securities of the registered separate accounts), the number and aggregate price of the securities sold, the number and aggregate price of the securities redeemed and the net securities sold and the net aggregate price of the securities sold. Table C, which is attached to this Rule 24f-2 Notice, shows for each series of Penn Series the aggregate number of shares and sales price of shares sold to registered and unregistered separate accounts of Penn Mutual.


  _________________________________________________________________


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  10.          Number and aggregate sale price of securities sold
               during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               2,757,665 shares at $41,778,850
  _________________________________________________________________

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction
               B.7):

               Included in Item 9 above


  12.          Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
                    Item 10):
                                                         $41,778,850
                                                  _________________

               (ii) Aggregate price of shares issued in connection
                    with dividend reinvestment plans (from Item 11, if applicable):
                                                               +   --
                                                  _________________

               (iii)     Aggregate price of shares redeemed or
                         repurchased during the fiscal year (if
                         applicable):

                                                       - $12,771,153
                                                  _________________
               (iv) Aggregate price of shares redeemed or
                    repurchased and previously applied as a
                    reduction to filing fees pursuant to rule 24e-2 (if applicable):


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






                                                              +    0
                                                  _________________
               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line
                    (iii), plus line (iv)} (if applicable):
                                                         $29,007,696
                                                  _________________
               (vi) Multiplier prescribed by Section 6(b) of the
                    Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                           x 1/2,900
                                                  _________________
               (vii) Fee due {line (i) or line (v) multiplied by line (vi)}:

                                                        $ 10,002.65
                                                  _________________
                                                  _________________
  Instruction:      Issuers should complete lines (ii), (iii),
                    (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.





























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  13.          Check box if fees are being remitted to the
               Commission's lockbox depository as described in
               section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [x]


               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


               February 28, 1996


                              SIGNATURES

  This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

  By (Signature and Title)*   /s/ James D. Benson
                              James D. Benson
                              Manager, Financial Reporting



  Date 2/29/96

    * Please print the name and title of the signing officer below the signature.

























"TABLE A"                       02/28/96
Unregistered
Products Only

      RULE 24F-2 FOR PENN SERIES FUNDS, INC.
      FOR THE YEAR ENDED 12/31/95

      FILE NO. 2-35305                                                                                                   TOTAL
                     MONEY  QUALITY   HIGH YIELD    GROWTH      VALUE       FLEXIBLY     INTERNATIONAL       SMALL      PENNSERIES
                    MARKET   BOND        BOND       EQUITY      EQUITY       MANAGED         EQUITY     CAPITALIZATION  FUNDS,INC.


SHARES SOLD             0       0        133,840     29,380       668,402     1,233,978       471,565       220,502     2,757,665
(INCLUDING REINVEST)
AGGREGATE PRICE OF
SHARES SOLD            $0      $0     $1,150,311   $588,070   $10,082,072   $21,190,980    $6,603,927    $2,163,490    41,778,850




SHARES REDEEMED         0       0        (52,458)    (9,195)     (245,823)     (252,366)     (258,130)           (9)     (817,982)

AGGREGATE PRICE OF
  SHARES REDEEMED      $0      $0      ($461,120) ($183,320)  ($3,866,347)  ($4,467,963)  ($3,792,307)         ($98)  (12,771,153)

NET SHARES SOLD         0       0         81,381     20,185       422,578       981,612       213,434       220,493     1,939,683


NET AGGREGATE PRICE    $0      $0       $689,192   $404,750    $6,215,725   $16,723,017    $2,811,620    $2,163,392   $29,007,696

                    -------------------------------------------------------------------------------------------------------------
REGISTRATION FEE    $0.00   $0.00        $237.65    $139.57     $2,143.35     $5,766.56       $969.52       $746.00    $10,002.65



TABLE B"                02/28/96
Registered Products Only

RULE 24F-2 FOR PENN SERIES FUNDS, INC. FOR
THE YEAR ENDED 12/31/95

FILE NO. 2-35305
                                                                                                                         TOTAL
                                                                                                                          PENN
                   MONEY        QUALITY     HIGH YIELD    GROWTH     VALUE       FLEXIBLY   INTERNATIONAL      SMALL     SERIES
                   MARKET        BOND         BOND        EQUITY     EQUITY      MANAGED       EQUITY    CAPITALIZATION FUNDS,INC.
SHARES SOLD        25,495,941     715,599     835,943      872,035   1,494,658    3,542,022     617,495     168,054    33,741,747
(INCLUDING
REINVEST)

AGGREGATE PRICE OF
SHARES SOLD       $25,495,941  $7,274,567  $7,193,406  $17,682,475  $23,524,504  $60,831,586 $8,422,791  $2,471,680  $152,896,951

SHARES REDEEMED   (17,189,703)   (465,113)   (639,275)    (487,954)   (336,246)    (390,141)   (593,559)     (4,511) ($20,106,501)

AGGREGATE PRICE OF
  SHARES REDEEMED (17,189,703) (4,638,283) (5,469,940) (10,185,629) (5,183,910)  (6,720,792) (7,828,085)    (55,155) ($57,271,497)

NET SHARES SOLD     8,306,238     250,486     196,668      384,081   1,158,412    3,151,882      23,936     163,543   $13,635,246

NET AGGREGATE      $8,306,238  $2,636,284  $1,723,466   $7,496,846  $18,340,594  $54,110,795   $594,706  $2,416,524   $95,625,453
PRICE
                   --------------------------------------------------------------------------------------------------------------

REGISTRATION FEE    $2,864.22     $909.06     $594.30    $2,585.12   $6,324.34   $18,658.89     $205.07     $833.28    $32,974.29


PENN SERIES TABLE C
             Fund                       Shares Purchased            Shares Redeemed        Net Share Activity


Money Market                                  25,495,941              17,189,703               8,306,238
Quality Bond                                     715,599                 465,113                 250,487
High Yield Bond                                  969,783                 691,733                 278,049
Growth Equity                                    901,415                 497,149                 404,267
Value Equity                                   2,163,059                 582,069               1,580,990
Flexibly Managed                               4,776,000                 642,507               4,133,493
International Equity                           1,089,059                 851,689                 237,370
Small Capitalization                             445,522                   5,147                 440,375
                                           -------------------------------------------------------------
Aggregate Penn Series                         36,556,379              20,925,110              15,631,269



        Fund                                  Purchases               Redemptions             Net Activity
Money Market                                  25,495,941              17,189,703               8,306,238
Quality Bond                                   7,274,567               4,638,283               2,636,284
High Yield Bond                                8,343,718               5,931,060               2,412,658
Growth Equity                                 18,270,545              10,368,948               7,901,597
Value Equity                                  33,606,576               9,050,257              24,556,319
Flexibly Managed                              82,022,567              11,188,754              70,833,812
International Equity                          15,026,718              11,620,391               3,406,326
Small Capitalization                           4,635,170                  55,253               4,579,917
                                             -----------------------------------------------------------
Aggregate Penn Series                        194,675,801              70,042,649             124,633,151


                 {LETTERHEAD OF MORGAN, LEWIS & BOCKIUS}




  February 29, 1996


  Penn Series Funds, Inc.
  600 Dresher Road
  Horsham, Pennsylvania  19044

  Re: Rule 24f-2 Notice for Penn Series Funds, Inc. (The "Fund") (File Nos. 2-77284 and 811-3459)

  Ladies and Gentlemen:

  Penn Series Funds, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Horsham, Pennsylvania. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.10 per share, sold by the Fund in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1995, the registration of which is made definite by the filing of the attached Notice.

  We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value $.10 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act (collectively, the "Registration Statement").

     We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's
  Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


                              Very truly yours,



                              /s/ Morgan, Lewis & Bockius LLP

  cc:  Mr. James D. Benson